UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 – June 30, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Global Luxury Goods Fund

USLUX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.75%

Fund Statistics

Table Summary
Total Net Assets	$51,392,148
# of Portfolio Holdings	52
Portfolio Turnover Rate	45%
Management Fee (Net of fees waived)	$222,167

Top Ten Holdings

(% net assets)

Table Summary
LVMH Moet Hennessy Louis Vuitton SE, ADR	6.78%
Hermes International SCA	6.26%
Cie Financiere Richemont SA	6.01%
Ferrari NV	5.74%
Tesla, Inc.	5.28%
Royal Caribbean Cruises, Ltd.	5.27%
Viking Holdings, Ltd.	3.85%
Amazon.com, Inc.	3.48%
Mercedes-Benz Group AG, ADR	3.21%
Carnival Corp., Ltd.	2.92%

Sector Weightings

(% total investments)

Table Summary
Value	Value
Consumer Discretionary	60.7%
Consumer Staples	22.7%
Financials	6.4%
Materials	4.4%
Communication Services	3.6%
Other	2.2%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Global Luxury Goods Fund

USLUX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

252S-USLUX-26

Global Resources Fund

PSPFX

:  Investor  Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.75%

Fund Statistics

Table Summary
Total Net Assets	$54,244,348
# of Portfolio Holdings	114
Portfolio Turnover Rate	24%
Management Fee (Net of fees waived)	$278,370

Top Ten Holdings

(% net assets)

Table Summary
Abaxx Technologies, Inc.	11.01%
Montage Gold Corp.	8.39%
Woodside Energy Group, Ltd., ADR	4.45%
Sunrise Energy Metals, Ltd.	3.89%
TotalEnergies SE	3.16%
Nutrien, Ltd.	2.90%
Cheniere Energy, Inc.	2.73%
Shell PLC, ADR	2.57%
K92 Mining, Inc.	2.32%
Coeur Mining, Inc.	2.26%

Sector Weightings

(% total investments)

Table Summary
Value	Value
Gold Mining	18.9%
Metal - Diversified	13.1%
Enterprise Software/Services	11.5%
Oil Companies - Integrated	8.7%
Oil Companies - Exploration & Production	7.5%
Metal - Copper	5.1%
Diversified Minerals	4.3%
Precious Metals	3.4%
Silver Mining	3.3%
Agricultural Chemicals	3.0%
Other	21.2%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Global Resources Fund

PSPFX

:  Investor  Class

Semi-Annual Shareholder Report - June 30, 2026

252S-PSPFX-26

Gold and Precious Metals Fund

USERX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.53%

Fund Statistics

Table Summary
Total Net Assets	$243,450,950
# of Portfolio Holdings	80
Portfolio Turnover Rate	20%
Management Fee Paid	$1,343,363

Top Ten Holdings

(% net assets)

Table Summary
K92 Mining, Inc.	6.45%
Aya Gold & Silver, Inc.	6.03%
Discovery Silver Corp.	5.03%
Americas Gold & Silver Corp.	4.66%
Mineros SA	4.58%
DPM Metals, Inc.	4.00%
IAMGOLD Corp.	3.74%
Vox Royalty Corp.	2.94%
Barrick Mining Corp.	2.57%
Aris Mining Corp.	2.45%

Sector Weightings

(% total investments)

Table Summary
Value	Value
Gold Mining	51.1%
Silver Mining	18.2%
Precious Metals	17.1%
Metal - Diversified	3.6%
Other	10.0%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Gold and Precious Metals Fund

USERX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

252S-USERX-26

Near-Term Tax Free Fund

NEARX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$22	0.45%

Fund Statistics

Table Summary
Total Net Assets	$20,643,444
# of Portfolio Holdings	37
Portfolio Turnover Rate	30%
Management Fee (Net of fees waived)	$(58,234)

Top Ten Area Concentrations

(% of net assets)

Table Summary
Texas	17.76%
Tennessee	11.50%
Kentucky	10.23%
California	9.97%
Pennsylvania	6.08%
Wisconsin	5.93%
Alabama	5.15%
Illinois	4.99%
Kansas	3.25%
New Mexico	2.99%

Maturity Weightings

(% total investments)

Table Summary
Value	Value
Less than 1 Month	41.5%
1-3 Months	5.9%
3-12 Months	23.2%
1-3 Years	29.4%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

Near-Term Tax Free Fund

NEARX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

252S-NEARX-26

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$22	0.45%

Fund Statistics

Table Summary
Total Net Assets	$30,994,869
# of Portfolio Holdings	12
Portfolio Turnover Rate	8%
Management Fee (Net of fees waived)	$(44,904)

Top Ten Holdings

(% net assets)

Table Summary
U.S. Treasury Bill	15.54%
U.S. Treasury Note/Bond	14.48%
Federal Home Loan Mortgage Corp.	11.23%
U.S. Treasury Bill	9.66%
U.S. Treasury Bill	7.92%
U.S. Treasury Bill	6.43%
U.S. Treasury Note/Bond	6.40%
U.S. Treasury Bill	6.24%
Federal Home Loan Mortgage Corp.	5.28%
Federal Home Loan Bank	4.80%

Sector Weightings

(% total investments)

Table Summary
Value	Value
U.S. Treasury Bill	55.2%
U.S. Treasury Note/Bond	22.2%
Federal Home Loan Mortgage Corp.	17.5%
Federal Home Loan Bank	5.1%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

252S-UGSDX-26

World Precious Minerals Fund

UNWPX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.75%

Fund Statistics

Table Summary
Total Net Assets	$66,748,228
# of Portfolio Holdings	158
Portfolio Turnover Rate	19%
Management Fee (Net of fees waived)	$367,915

Top Ten Holdings

(% net assets)

Table Summary
Omai Gold Mines Corp.	7.47%
Radisson Mining Resources, Inc.	6.64%
Montage Gold Corp.	5.01%
G2 Goldfields, Inc.	4.97%
TriStar Gold, Inc.	4.95%
Vizsla Silver Corp.	3.94%
K92 Mining, Inc.	3.53%
Vizsla Royalties Corp.	2.79%
Tolu Minerals, Ltd.	2.44%
Highlander Silver Corp.	2.29%

Sector Weightings

(% total investments)

Table Summary
Value	Value
Gold Mining	57.9%
Precious Metals	16.8%
Silver Mining	8.9%
Metal - Diversified	6.2%
Diversified Minerals	4.5%
Other	5.7%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/.

U.S. Global Investors Funds

World Precious Minerals Fund

UNWPX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2026

252S-UNWPX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)     Included as part of financial statements filed under Item 7(a).
(b)    Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

U.S. Global Investors Funds
Semi-Annual Financials and
Other Information
June 30, 2026
(unaudited)

U.S. Global Investors Funds
Semi-Annual Financials and Other Information
June 30, 2026
Table of Contents
(unaudited)
Portfolios of Investments 5
Notes to Portfolios of Investments 28
Statements of Assets and Liabilities 38
Statements of Operations 40
Statements of Changes in Net Assets 42
Notes to Financial Statements 46
Financial Highlights 57
Other Information 63

Apex Fund Services
190 Middle Street, Suite 101
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 94.32%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Home Loan Bank 4.80%
Fixed Rates:
1.11 10/28/26 $ 1,500,000 $ 1,486,205
Federal Home Loan Mortgage Corp. 16.51%
‡
Fixed Rates:
2.53 10/25/26 1,644,656 1,636,177
3.44 11/25/26 3,500,000 3,482,080
5,118,257
U.S. Treasury Bill 52.13%
◊
Yield to Maturity:
3.65 07/21/26 3,000,000 2,994,006
3.83 -
3.88 08/06/26 2,000,000 1,992,780
3.54 08/13/26 1,000,000 995,649
3.83 -
3.89 12/24/26 2,500,000 2,453,169
3.72 04/15/27 1,000,000 969,906
3.77 05/13/27 2,000,000 1,933,959
3.90 06/10/27 5,000,000 4,817,675
16,157,144
U.S. Treasury Note/Bond 20.88%
Fixed Rates:
3.75 04/30/28 2,000,000 1,985,781
4.00 05/31/28 4,500,000 4,487,168
6,472,949
Total United States Government and Agency Obligations 29,234,555
Investments, at value 94.32% 29,234,555
(cost $29,256,910 )
Other assets and liabilities, net 5.68% 1,760,314
Net Assets 100.00% $ 30,994,869

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Near-Term Tax Free Fund
Municipal Bonds 98.11%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 5.15%
Black Belt Energy, Alabama, RB
‡
5.00 12/01/55 $ 500,000 $ 532,922
Black Belt Energy Gas District, Alabama, RB 5.00 12/01/34 500,000 529,578
1,062,500
California 9.97%
California Community Choice Financing
Authority, California, RB
‡
5.00 01/01/55 2,000,000 2,059,270
Colorado 1.99%
City of Greeley CO Water Revenue, Colorado,
Refunding, RB 5.00 08/01/27 400,000 411,010
Connecticut 1.82%
City of New London CT, Connecticut, GO
Unlimited 1.25 03/15/31 200,000 175,432
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 200,277
375,709
Hawaii 0.85%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 176,113
Illinois 4.99%
State of Illinois, Illinois, GO Unlimited 5.00 11/01/28 1,000,000 1,030,150
Kansas 3.25%
City of Bel Aire KS, Kansas, GO Unlimited 3.00 12/01/28 500,000 500,693
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 170,044
670,737
Kentucky 10.23%
Kentucky Public Energy Authority, Kentucky,
Refunding, RB 5.00 05/01/36 1,000,000 1,054,534
Kentucky Public Energy Authority, Kentucky,
Refunding, RB
‡
5.00 01/01/55 1,000,000 1,057,845
2,112,379
Maryland 2.46%
County of Howard MD, Maryland, Refunding,
GO Unlimited 5.00 02/15/28 500,000 507,763

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Massachusetts 2.64%
New Bedford Housing Authority,
Massachusetts, RB 2.45 10/01/27 $ 550,000 $ 544,720
Michigan 1.77%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 365,000
Minnesota 2.66%
City of Woodbury MN, Minnesota, GO
Unlimited 3.00 02/01/28 550,000 550,133
New Mexico 2.99%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 616,319
New York 0.97%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 200,374
North Carolina 1.97%
City of Cherryville NC, North Carolina, GO
Unlimited 2.00 11/01/31 440,000 406,812
Oregon 2.40%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 199,455
City of Lincoln City OR, Oregon, Refunding, GO
Unlimited 2.50 06/01/28 300,000 296,628
496,083
Pennsylvania 6.08%
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 506,112
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 740,000 748,566
1,254,678
Tennessee 11.50%
City of Manchester TN, Tennessee, Refunding,
GO Unlimited 3.00 06/01/36 450,000 424,618
County of Jefferson TN, Tennessee, Refunding,
GO Unlimited 5.00 06/01/27 500,000 511,282
Paris Utility Authority Electric System Revenue,
Tennessee, RB 5.00 06/01/28 155,000 161,792

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Tennessee (cont’d)
Tennessee Energy Acquisition Corp.,
Tennessee, RB 5.00 11/01/34 $ 500,000 $ 534,719
Tennessee Energy Acquisition Corp.,
Tennessee, Refunding, RB 5.00 12/01/35 700,000 740,817
2,373,228
Texas 17.76%
Board of Regents of the University of Texas
System, Texas, RB 5.00 08/15/26 1,000,000 1,002,641
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, Refunding, RB 5.00 10/01/26 750,000 754,441
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 406,011
Rockwall Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 270,000 274,108
Texas Department of Transportation State
Highway Fund, Texas, RB 5.00 10/01/26 695,000 699,081
Texas Municipal Gas Acquisition & Supply
Corp. V, Texas, RB 5.00 04/01/36 500,000 529,322
3,665,604
Washington 0.73%
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 151,326
Wisconsin 5.93%
Bayside WI Promissory Note, Wisconsin, GO
Unlimited 5.00 03/01/27 225,000 228,459
Elmbrook School District, Wisconsin,
Refunding, GO Unlimited 2.75 04/01/28 1,000,000 995,727
1,224,186
Total Municipal Bonds 20,254,094
Investments, at value 98.11% 20,254,094
(cost $20,292,190 )
Other assets and liabilities, net 1.89% 389,350
Net Assets 100.00% $ 20,643,444

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Global Luxury Goods Fund
Common Stocks 95.20% Shares Value
Apparel Manufacturers 11.65%
Burberry Group PLC
*
40,000 $ 565,092
Christian Dior SE 1,560 801,014
Hermes International SCA 1,758 3,214,845
Kering SA, ADR 20,200 573,276
PRADA SpA 47,000 238,948
Tapestry, Inc. 4,045 592,107
5,985,282
Athletic Footwear 1.12%
adidas AG, ADR 5,600 574,392
Automotive - Cars & Light Trucks 16.92%
Bayerische Motoren Werke AG 2,400 157,557
Ferrari NV 7,925 2,950,398
Mercedes-Benz Group AG, ADR 132,200 1,649,856
Tesla, Inc.
*
6,450 2,712,870
Volkswagen AG 14,860 1,225,044
8,695,725
Beverages - Wine/Spirits 0.94%
Constellation Brands, Inc., Class A 1,000 139,090
Pernod Ricard SA 4,760 345,994
485,084
Building - Residential/Commercial 2.02%
Toll Brothers, Inc. 6,300 1,037,925
Casino Hotels 2.19%
Las Vegas Sands Corp. 17,700 817,563
Melco Resorts & Entertainment, Ltd., ADR
*
12,000 63,240
MGM Resorts International
*
5,100 243,831
1,124,634
Computers 1.12%
Apple, Inc. 2,000 578,720
Cosmetics & Toiletries 4.28%
L'Oreal SA, ADR 10,450 916,570
Shiseido Co., Ltd. 2,300 37,124
The Estee Lauder Cos., Inc. 15,800 1,247,410
2,201,104
Cruise Lines 12.04%
Carnival Corp., Ltd. 52,500 1,499,925
Royal Caribbean Cruises, Ltd. 8,530 2,708,531
Viking Holdings, Ltd.
*
18,935 1,981,926
6,190,382

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Diversified Banking Institution 2.15%
UBS Group AG 22,300 $ 1,105,188
E-Commerce/Products 4.21%
Amazon.com, Inc.
*
7,500 1,787,550
The RealReal, Inc.
*
32,000 377,280
2,164,830
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Credit Card 2.59%
American Express Co. 3,930 1,329,322
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Gold Mining 2.10%
Franco-Nevada Corp. 2,090 435,640
OR Royalties, Inc. 12,500 395,375
Royal Gold, Inc. 1,255 250,510
1,081,525
Hotels & Motels 5.31%
Hilton Worldwide Holdings, Inc. 3,950 1,305,317
HUGO BOSS AG 11,100 476,866
Marriott International, Inc., Class A 2,550 945,005
2,727,188
Photo Equipment & Supplies 0.14%
Nikon Corp. 5,000 70,386
Precious Metals 0.87%
Metalla Royalty & Streaming, Ltd.
*
58,500 445,185
Private Equity 1.44%
Blackstone, Inc., Class A 6,300 741,321
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Recreational Centers 2.51%
Life Time Group Holdings, Inc.
*
31,600 1,290,544
Retail - Apparel/Shoe 8.81%
Brunello Cucinelli SpA 5,950 562,855
Industria de Diseno Textil SA 22,850 1,440,289
JD Sports Fashion PLC 590,000 663,141
Moncler SpA 15,600 907,877

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Apparel/Shoe (cont’d)
Zalando SE
*
32,900 $ 953,312
4,527,474
Retail - Jewelry 6.01%
Cie Financiere Richemont SA 13,379 3,088,253
Textile - Apparel 6.78%
LVMH Moet Hennessy Louis Vuitton SE, ADR 31,491 3,482,905
Total Common Stocks 48,927,369
(cost $45,836,144)
Preferred Stock 0.12% Rate
Automotive - Cars & Light Trucks 0.12%
Porsche Automobil Holding SE 1.51% 2,000 61,775
(cost $79,236)
Corporate Non-Convertible Bond 1.30%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.30%
Aris Gold Corp. 7.50 08/26/27 $ 238,142 666,798
(cost $238,115)
Exchange Traded Fund 0.14% Shares
Global X MSCI China Consumer Discretionary ETF 4,500 71,145
(cost $104,090)
Investments, at value 96.76% 49,727,087
(cost $46,257,585 )
Other assets and liabilities, net 3.24% 1,665,061
Net Assets 100.00% $ 51,392,148

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Global Resources Fund
Common Stocks 92.58% Shares Value
Advanced Materials/Production 1.24%
Nano One Materials Corp.
*
395,000 $ 214,454
Neo Performance Materials, Inc. 17,500 458,770
673,224
Agricultural Chemicals 2.90%
Nutrien, Ltd. 25,000 1,573,750
Chemicals - Diversified 0.79%
Base Carbon, Inc.
*
990,000 425,806
Coal 0.00%
Caribbean Resources Corp.
#*@
2,148,176 0
Commercial Services 0.36%
Paragon Advanced Labs, Inc.
*
125,000 193,901
Diversified Minerals 3.89%
Allied Critical Metals, Inc.
*
500,000 754,451
Arianne Phosphate, Inc.
*
600,000 150,185
E3 Lithium, Ltd.
*
100,000 78,970
IberAmerican Lithium Corp.
#*
1,000,000 1
LibertyStream Infrastructure Partners, Inc.
*
975,000 666,843
Nio Strategic Metals, Inc.
*
2,873,000 324,118
Nio Strategic Metals, Inc., 144A
#∆
362,069 40,847
Northern Discovery Metals, Inc.
#*@
20,000 705
Wolfden Resources Corp.
*
2,000,000 95,188
2,111,308
Electric - Generation 0.54%
Fervo Energy Co., Class A
*
10,000 292,300
Electric - Integrated 0.50%
American Electric Power Co., Inc. 2,000 273,620
Energy - Alternate Sources 0.75%
Pacific Green Energy Corp.
#*@~
2,400,000 0
Solv Energy, Inc., Class A
*
12,000 408,600
408,600
Enterprise Software/Services 11.01%
Abaxx Technologies, Inc.
*
300,000 5,973,559
Finance - Other Services 0.47%
CME Group, Inc. 461 101,802
TMX Group, Ltd. 4,600 150,593
252,395

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Global Resources Fund
Common Stocks (cont’d) Shares Value
Gold Mining 16.50%
Black Cat Syndicate, Ltd.
*
400,000 $ 247,797
Collective Mining, Ltd.
*
20,000 246,078
Firefinch, Ltd.
#*@
1,000,000 43,964
K92 Mining, Inc.
*
80,000 1,255,632
Larvotto Resources, Ltd.
*
200,000 170,063
Montage Gold Corp.
*
400,000 4,549,268
Panoro Minerals, Ltd.
*
300,000 325,754
Perpetua Resources Corp.
*
30,000 622,800
Royal Road Minerals, Ltd.
*
5,500,000 891,944
Torex Gold Resources, Inc. 15,000 597,039
8,950,339
Investment Companies 0.11%
Contango Holdings PLC
*
9,700,000 57,900
Machinery - Construction & Mining 1.96%
Caterpillar, Inc. 1,000 1,064,900
Metal - Copper 4.84%
Andina Copper Corp.
*
275,000 224,925
Coyote Copper Mines, Inc.
*
1,000,000 176,274
Errington Metals Corp.
*
65,000 178,283
Getty Copper, Inc.
*
1,400,000 167,812
Gunnison Copper Corp.
*
1,500,000 391,327
Kutcho Copper Corp.
*
500,000 112,815
Lumina Metals Corp.
*
20,000 144,262
NGEx Minerals, Ltd.
*
50,000 894,765
Selkirk Copper Mines, Inc.
*
300,000 334,215
2,624,678
Metal - Diversified 12.55%
Aclara Resources, Inc.
*
35,000 101,675
Amarc Resources, Ltd.
*
825,000 552,618
Barksdale Resources Corp.
*
1,750,000 481,227
Blue Moon Metals, Inc.
*
100,000 634,585
Electra Battery Materials Corp., 144A
#*∆
13,889 8,520
FireFly Metals, Ltd.
*
300,000 368,909
Glencore PLC 20,000 136,368
Hannan Metals, Ltd.
*
625,000 290,851
Ivanhoe Electric, Inc./US
*
51,499 494,905
Juno Corp., 144A
#*@∆
200,000 564,075
Leviathan Metals Corp.
*
312,500 152,036
Orsu Metals Corp., 144A
#*@∆
14,761 0
PECOY COPPER CORP
*
125,000 163,053
Sunrise Energy Metals, Ltd.
*
175,000 2,111,932
Torq Resources, Inc.
*
900,000 34,902

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified (cont’d)
Vox Royalty Corp. 150,000 $ 709,500
6,805,156
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 2.29%
King Copper Discovery Corp.
*
800,000 406,135
LunR Royalties Corp.
*
25,000 333,157
Major Drilling Group International, Inc.
*
35,000 371,902
Sendero Resources Corp.
*
175,000 129,561
1,240,755
Natural Resource Technology 0.37%
I-Pulse, Inc., 144A
#*@+∆
15,971 202,832
Non-Ferrous Metals 2.48%
Cameco Corp. 2,500 254,650
CanAlaska Uranium, Ltd.
*
90,000 28,239
Fireweed Metals Corp.
*
350,000 858,805
InZinc Mining, Ltd.
*
1,800,000 69,804
Manhattan Uranium Discovery Corp.
*
550,000 135,731
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
1,347,229
Oil Companies - Exploration & Production 7.11%
Antero Resources Corp.
*
10,000 351,400
LNG Energy Group Corp.
#*
100,000 0
NG Energy International Corp.
*
500,000 500,617
NG Energy International Corp., 144A
#∆
200,000 200,247
Range Resources Corp. 10,500 390,495
Woodside Energy Group, Ltd., ADR 125,000 2,415,000
3,857,759
Oil Companies - Field Services 2.66%
Baker Hughes Co. 5,000 277,500
Enerflex, Ltd. 17,000 416,670
Halliburton Co. 10,000 339,500
Select Water Solutions, Inc., Class A 10,000 199,800
SLB, Ltd. 4,500 209,205
1,442,675
Oil Companies - Integrated 8.35%
BP PLC, ADR 7,000 258,650
Exxon Mobil Corp. 8,500 1,162,120
Shell PLC, ADR 18,000 1,395,720

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Integrated (cont’d)
TotalEnergies SE 22,000 $ 1,710,720
4,527,210
Oil Refining & Marketing 0.72%
Valero Energy Corp. 1,500 390,660
Pipelines 2.73%
Cheniere Energy, Inc. 6,200 1,481,862
Precious Metals 3.20%
Coeur Mining, Inc. 74,918 1,222,662
Vizsla Royalties Corp.
*
182,966 490,232
Vizsla Royalties Corp., 144A
#∆
8,749 23,442
1,736,336
Real Estate Operating/Development 1.13%
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,340,000 614,137
614,137
Recycling 0.02%
NVRO Metals, Ltd., 144A
#*∆
75,000 8,461
Retail - Jewelry 0.18%
Mene, Inc.
*
750,000 97,832
Silver Mining 2.93%
Blackrock Silver Corp.
*
500,000 313,767
Endeavour Silver Corp.
*
30,000 248,969
Vizsla Silver Corp.
*
250,000 821,434
Vizsla Silver Corp., 144A
#∆
62,500 205,358
1,589,528
Total Common Stocks 50,218,712
(cost $72,436,146)
Corporate Convertible Bond 0.98%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 0.98%
Contango Holdings PLC, 144A
#@∆
0.00 09/30/26 $ 400,000 530,580
(cost $508,120)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Global Resources Fund
Corporate Non-Convertible Bond 1.50%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 1.50%
Aris Gold Corp. 7.50 08/26/27 $ 291,737 $ 816,864
(cost $291,718)
Warrants 0.49%
Exercise
Price
Exp.
Date Shares
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 1.75 12/10/27 82,500 0
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
0.60 01/09/27 177,500 0
Diversified Minerals 0.17%
IberAmerican Lithium Corp., 144A
#*@∆
0.40 09/01/26 500,000 0
LibertyStream Infrastructure Partners, Inc.,
144A
#*@∆
0.44 11/19/26 250,000 93,425
93,425
Metal - Copper 0.01%
Axo Copper Corp., 144A
#*@∆
0.70 12/31/27 125,000 3,525
Trigon Metals, Inc., 144A
#*@∆
1.50 07/12/26 625,000 0
3,525
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
#*@∆
1.25 10/22/28 250,000 0
Torq Resources, Inc., 144A
#*@∆
0.30 01/04/27 1,000,000 0
0
Mining Services 0.00%
Canada Nickel Co., Inc., 144A
#*@∆
1.80 12/11/28 97,500 0
Oil Companies - Exploration & Production 0.08%
LNG Energy Group Corp., 144A
#*@∆
0.60 08/15/26 1,000,000 0
NG Energy International Corp.
#*
1.40 05/20/27 300,000 44,421
44,421
Real Estate Operating/Development 0.04%
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 137,500 19,390

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.19%
Blackrock Silver Corp., 144A
#*@∆
$ 0.50 01/30/27 375,000 $ 103,120
Total Warrants 263,881
(cost $0 )
Investments, at value 95.55% 51,830,037
(cost $73,235,984 )
Other assets and liabilities, net 4.45% 2,414,311
Net Assets 100.00% $ 54,244,348

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
World Precious Minerals Fund
Common Stocks 95.29% Shares Value
Advanced Materials/Production 2.25%
Nano One Materials Corp.
*
2,760,500 $ 1,498,738
Coal 0.00%
Caribbean Resources Corp.
#*@
505,453 0
Commercial Services 0.29%
Paragon Advanced Labs, Inc.
*
125,000 193,901
Diversified Minerals 4.35%
Avanti Gold Corp.
*
600,000 228,451
Cambria Gold Mines, Inc., 144A
#*∆
128 82
Erdene Resource Development Corp.
*
25,000 92,720
Gossan Resources, Ltd.
*
1,250,000 22,034
Highlander Silver Corp.
*
325,000 1,526,177
Kenorland Minerals, Ltd.
*
200,000 304,601
Kootenay Resources, Inc.
*
40,000 2,256
Minaurum Gold, Inc.
*
1,650,000 375,198
Minaurum Gold, Inc., 144A
#∆
250,000 56,848
Summit Gold, Ltd.
#*@
10,000 0
Waraba Gold, Ltd., 144A
#*∆
335,834 82,878
Westward Gold, Inc.
*
3,040,000 214,349
2,905,594
Gold Mining 54.68%
Adamera Minerals Corp.
*
750,000 50,238
Adamera Minerals Corp., 144A
#∆
11,954 801
Alpha Exploration, Ltd.
*
800,000 321,523
Atex Resources, Inc.
*
75,000 129,032
Awale Resources, Ltd.
*
750,000 380,751
Belo Sun Mining Corp.
*
250,000 183,325
Black Cat Syndicate, Ltd.
*
750,000 464,619
Blue Jay Gold Corp.
*
300,000 154,416
Borealis Mining Co., Ltd.
*
75,000 46,007
Collective Mining, Ltd.
*
15,000 184,558
Compass Gold Corp.
*
2,975,000 314,648
Drummond Ventures Corp.
*
74,300 178,121
Founders Metals, Inc.
*
250,000 676,891
Freegold Ventures, Ltd.
*
150,000 101,534
G2 Goldfields, Inc.
*
500,000 3,317,469
Gemdale Gold, Inc.
*
200,000 219,989
Gold Reserve, Ltd.
*
50,000 230,000
Gold X2 Mining, Inc.
*
1,000,000 839,062
Gorilla Gold Mines, Ltd.
*
675,000 136,782
Heliostar Metals, Ltd.
*
1,000,000 1,255,068
K92 Mining, Inc.
*
150,000 2,354,310
Karus Mining, Inc.
#*@
37,500 22,475
Larvotto Resources, Ltd.
*
1,000,000 850,315

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
McFarlane Lake Mining, Ltd.
*
1,000,000 $ 186,850
Medallion Metals, Ltd.
*
1,000,000 272,295
Montage Gold Corp.
*
294,200 3,345,987
Newcore Gold, Ltd., 144A
#*∆
600,000 137,493
Omai Gold Mines Corp.
*
3,200,000 4,986,427
Orosur Mining, Inc.
*
1,000,000 225,630
Osisko Development Corp.
*
250,000 608,144
Pacifica Silver Corp.
*
450,000 383,924
PC Gold, Ltd.
*
400,000 358,986
Radisson Mining Resources, Inc.
*
8,500,000 4,435,043
Radius Gold, Inc., 144A
#*∆
125,000 11,458
Roscan Gold Corp.
*
500,000 58,170
Royal Road Minerals, Ltd.
*
1,500,000 243,258
Rua Gold, Inc.
*
265,000 207,404
San Lorenzo Gold Corp.
*
150,000 448,440
Sanu Gold Corp.
*
1,000,000 211,528
Sanu Gold Corp., 144A
#∆
700,000 148,070
Scottie Resources Corp.
*
400,000 558,435
Silver Tiger Metals, Inc.
*
300,000 167,107
Snowline Gold Corp.
*
35,000 316,376
South Pacific Metals Corp.
*
103,000 30,502
Stardust Metal Corp.
*
225,000 166,579
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tolu Minerals, Ltd.
*
2,030,932 1,627,984
Trident Resources Corp.
*
250,000 706,857
TriStar Gold, Inc.
*~
30,225,000 3,303,279
Valkea Resources Corp.
*
687,500 179,358
Viva Gold Corp.
*
470,000 39,767
White Gold Corp.
*
600,000 719,196
36,496,481
Metal - Copper 0.59%
Faraday Copper Corp., 144A
#*∆
43,500 183,723
Sun Summit Minerals Corp.
*
2,500,000 211,528
395,251
Metal - Diversified 5.90%
Altair Minerals, Ltd.
*
5,000,000 112,164
Amex Exploration, Inc.
*
75,000 222,105
Barksdale Resources Corp.
*
3,250,000 893,707
Blue Moon Metals, Inc.
*
100,000 634,585
Cartier Resources, Inc.
*
1,250,000 215,935
Hannan Metals, Ltd.
*
375,000 174,511
Juno Corp., 144A
#*@∆
200,000 564,075
Leviathan Metals Corp.
*
312,500 152,036
Mithril Silver and Gold, Ltd.
*
1,347,500 213,776
Orex Minerals, Inc.
*
500,000 54,645

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified (cont’d)
Orsu Metals Corp., 144A
#*@∆
186,922 $ 0
RTG Mining, Inc.
*
3,000,000 75,000
Silver X Mining Corp.
*
150,000 67,689
Troilus Mining Corp.
*
100,000 117,751
Visionary Copper and Gold Mines, Inc.
*
350,000 441,741
3,939,720
Mining Services 0.00%
SUA Holdings, Ltd.
#*@
25,000 740
Non-Ferrous Metals 0.66%
Arizona Eagle Mining Corp.
*
200,000 133,968
InZinc Mining, Ltd.
*
1,800,000 69,804
Solitario Resources Corp.
*
310,000 233,244
437,016
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*@∆
12,083 107
Platinum 0.01%
New Age Metals, Inc., 144A
#*∆
35,880 6,704
Precious Metals 16.16%
Americas Gold & Silver Corp.
*
225,000 1,064,516
Blossom Gold, Inc.
*
300,000 408,250
Canex Metals, Inc.
*
2,000,000 352,547
Capitan Silver Corp.
*
850,000 1,048,828
Coeur Mining, Inc. 15,000 244,800
GFG Resources, Inc.
*
5,000,000 793,231
Gold Terra Resource Corp.
*
3,500,000 456,549
Goldsky Resources Corp.
*
200,000 458,311
GR Silver Mining, Ltd.
*
2,500,000 546,448
Kuya Silver Corp.
*
200,000 111,405
Nevgold Corp.
*
500,000 729,773
Olive Resource Capital, Inc.
*
4,000,000 282,038
Paramount Gold Nevada Corp.
*
200,000 228,000
Prospector Metals Corp.
*
273,400 231,327
Stillwater Critical Minerals Corp.
*
403,000 72,459
Thesis Gold & Silver, Inc.
*
100,000 205,182
Visionary Metals Corp.
*
250,000 44,068
Vizsla Royalties Corp.
*
695,000 1,862,154
Vizsla Royalties Corp., 144A
#∆
28,749 77,029
West Point Gold Corp.
*
500,000 500,617
Western Exploration, Inc.
*
500,000 193,901

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Xali Gold Corp., 144A
#*∆
4,875,000 $ 876,520
10,787,953
Real Estate Operating/Development 1.35%
Mammoth Resources Corp.
*~
5,500,000 116,341
Revival Gold, Inc.
*
1,703,400 780,687
897,028
Retail - Jewelry 0.41%
Mene, Inc.
*
2,115,000 275,886
Silver Mining 8.64%
Argenta Silver Corp.
*
1,225,000 380,046
Bayhorse Silver, Inc.
*
3,750,000 118,985
Endeavour Silver Corp.
*
30,000 248,969
Kootenay Silver, Inc.
*
400,000 363,829
Kootenay Silver, Inc., 144A
#∆
125,000 113,696
Metallic Minerals Corp.
*
1,000,000 132,205
Sinda, Ltd.
*
35,000 420,000
Southern Silver Exploration Corp.
*
1,350,000 428,345
Sunshine Silver Mining & Refining Co.
*
55,000 727,100
Vizsla Silver Corp.
*
800,000 2,628,591
Vizsla Silver Corp., 144A
#∆
62,500 205,359
5,767,125
Total Common Stocks 63,602,244
(cost $53,862,670)
Corporate Non-Convertible Bond 1.23%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.23%
Aris Gold Corp. 7.50 08/26/27 $ 294,716 825,205
(cost $294,716)
Warrants 0.29%
Exercise
Price
Exp.
Date Shares
Advanced Materials/Production 0.00%
Nano One Materials Corp., 144A
#*@∆
$ 1.75 12/10/27 87,500 0
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
0.60 01/09/27 147,500 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Diversified Minerals 0.00%
Minaurum Gold, Inc., 144A
#*@∆
$ 0.50 12/11/27 200,000 $ 0
Western Exploration, Inc., 144A
#*@∆
0.95 06/06/28 100,000 0
0
Gold Mining 0.12%
Compass Gold Corp., 144A
#*@∆
0.25 02/12/29 1,000,000 0
Dryden Gold Corp., 144A
#*@∆
0.18 10/02/26 500,000 37,018
Gemdale Gold, Inc., 144A
#*@∆
1.30 02/02/28 100,000 18,332
Orosur Mining, Inc., 144A
#*@∆
0.45 03/27/27 375,000 17,187
STLLR Gold, Inc., 144A
#*@∆
2.19 12/31/27 21,000 0
Westhaven Gold Corp., 144A
#*@∆
0.22 10/17/26 350,000 11,105
83,642
Metal - Diversified 0.10%
Visionary Copper and Gold Mines, Inc.,
144A
#*@∆
2.00 07/24/26 50,000 0
Visionary Copper and Gold Mines, Inc.,
144A
#*@∆
1.10 12/18/27 133,588 64,993
64,993
Non-Ferrous Metals 0.00%
Arizona Eagle Mining Corp., 144A
#*@∆
1.50 11/26/28 100,000 0
Precious Metals 0.04%
1911 Gold Corp., 144A
#*@∆
1.20 12/04/27 22,500 0
Chesapeake Gold Corp., 144A
#*@∆
5.65 01/27/29 7,500 0
Denarius Metals Corp., 144A
#*@∆
0.70 11/19/28 100,000 0
GFG Resources, Inc., 144A
#*@∆
0.28 02/05/27 1,000,000 0
GFG Resources, Inc., 144A
#*@∆
0.24 11/03/27 500,000 0
GR Silver Mining, Ltd., 144A
#*@∆
0.28 08/12/28 300,000 7,403
Kuya Silver Corp., 144A
#*@∆
0.65 08/14/28 200,000 19,743
Silver Viper Minerals Corp., 144A
#*@∆
1.50 04/12/27 50,000 0
Stillwater Critical Minerals Corp., 144A
#*@∆
0.34 06/25/28 150,000 0
Stillwater Critical Minerals Corp., 144A
#*@∆
0.64 12/24/28 290,000 0
27,146
Real Estate Operating/Development 0.02%
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 50,000 7,051
TDG Gold Corp., 144A
#*@∆
0.42 07/06/26 115,000 4,865
11,916
Silver Mining 0.01%
Bayhorse Silver, Inc., 144A
#*@∆
0.10 04/29/29 3,750,000 0
Metallic Minerals Corp., 144A
#*@∆
0.34 07/30/27 220,000 0
Metallic Minerals Corp., 144A
#*@∆
0.40 06/22/29 125,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining (cont’d)
Southern Silver Exploration Corp., 144A
#*@∆
$ 0.40 07/31/28 187,500 $ 6,610
6,610
Total Warrants 194,307
(cost $0 )
Call Option Purchased 0.01%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.01%
Pacgold, Ltd., 144A
#@∆
$ 0.10 12/27 $ 0 833,333 5,769
(premiums paid $0 )
Investments, at value 96.82% 64,627,525
(cost $54,157,386 )
Other assets and liabilities, net 3.18% 2,120,703
Net Assets 100.00% $ 66,748,228

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Gold and Precious Metals Fund
Common Stocks 91.25% Shares Value
Commercial Services 0.70%
Paragon Advanced Labs, Inc.
*
1,100,000 $ 1,706,328
Diversified Minerals 1.43%
Alkane Resources, Ltd.
*
2,000,000 1,926,532
Andean Silver, Ltd.
*
575,000 770,699
Culico Metals, Inc.
*
180,000 53,305
Mako Mining Corp.
*
100,000 735,414
3,485,950
Enterprise Software/Services 0.25%
Abaxx Technologies, Inc.
*
30,000 597,356
Gold Mining 46.06%
Agnico Eagle Mines, Ltd. 30,000 4,653,900
Alamos Gold, Inc. 100,000 3,034,000
Anglogold Ashanti PLC 10,000 808,900
Aris Mining Corp.
*
400,000 5,965,098
Aura Minerals, Inc. 50,000 3,147,500
Barrick Mining Corp. 170,000 6,244,100
Black Cat Syndicate, Ltd.
*
2,344,104 1,452,154
Black Cat Syndicate, Ltd.
*
155,896 96,576
Borealis Mining Co., Ltd.
*
1,000,000 613,432
Centerra Gold, Inc. 300,000 4,757,271
DPM Metals, Inc. 300,000 9,742,993
Evolution Mining, Ltd. 200,000 1,653,751
Firefinch, Ltd.
#*@
5,000,000 219,821
Gold Fields, Ltd., ADR 25,000 839,750
Heliostar Metals, Ltd.
*
1,500,000 1,882,602
Hemlo Mining Corp.
*
750,000 2,786,885
IAMGOLD Corp.
*
575,000 9,108,000
K92 Mining, Inc.
*
1,000,000 15,695,399
Kaiser Reef, Ltd.
*
5,107,143 679,168
Lundin Gold, Inc. 40,000 2,157,871
McEwen, Inc.
*
100,000 1,820,554
Meeka Metals, Ltd.
*
4,000,000 266,599
Mineros SA 2,500,000 11,158,117
Mining Americas, Inc.
*
425,000 1,507,315
Northern Star Resources, Ltd. 300,000 3,971,903
OceanaGold Corp. 50,000 1,253,305
OR Royalties, Inc. 70,000 2,214,100
Petropavlovsk PLC
#*@+
4,886,855 0
Silver Storm Mining, Ltd.
*
3,000,000 951,877
St Barbara, Ltd.
*
1,331,691 429,977
St Barbara, Ltd.
*
668,309 215,784
Tolu Minerals, Ltd.
*
3,768,893 3,021,124
Torex Gold Resources, Inc. 100,000 3,980,257

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Westgold Resources, Ltd. 1,750,000 $ 5,805,686
112,135,769
Investment Companies 1.26%
Versamet Royalties Corp.
*
250,000 3,068,923
Metal - Copper 0.20%
Silverco Mining, Ltd.
*
94,000 491,126
Metal - Diversified 3.39%
Aclara Resources, Inc.
*
137,400 399,145
Silver X Mining Corp.
*
1,550,000 699,454
Vox Royalty Corp. 1,512,000 7,151,760
8,250,359
Mining Services 2.02%
Empress Royalty Corp.
*
2,742,000 1,682,031
LunR Royalties Corp.
*
58,353 777,628
Star Royalties, Ltd.
*
3,500,000 1,215,406
Summit Royalties, Ltd.
*
1,250,000 1,242,729
4,917,794
Platinum 2.04%
Impala Platinum Holdings, Ltd., ADR 250,000 2,620,000
Sibanye Stillwater, Ltd., ADR 275,000 2,334,750
4,954,750
Precious Metals 15.82%
Americas Gold & Silver Corp.
*
2,400,000 11,354,839
Avino Silver & Gold Mines, Ltd.
*
100,000 634,000
Coeur Mining, Inc. 349,385 5,701,963
Galantas Gold Corp.
*
4,000,000 1,297,373
Guanajuato Silver Co., Ltd.
*
2,507,999 813,453
Integra Resources Corp.
*
350,000 794,500
Luca Mining Corp.
*
3,750,000 2,564,781
Metalla Royalty & Streaming, Ltd.
*
500,000 3,805,000
Pan American Silver Corp. 73,555 3,294,528
SSR Mining, Inc.
*
110,000 3,110,800
Triple Flag Precious Metals Corp. 60,000 1,798,200
Vizsla Royalties Corp.
*
1,250,000 3,349,198
38,518,635
Real Estate Operating/Development 1.03%
Emerald Resources NL
*
650,000 2,494,482

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 0.36%
Mene, Inc.
*
1,025,000 $ 133,704
Mene, Inc., 144A
#∆
5,714,285 745,385
879,089
Silver Mining 16.69%
Andean Precious Metals Corp.
*
800,000 3,282,919
Aya Gold & Silver, Inc.
*
775,000 14,677,596
Discovery Silver Corp.
*
2,050,000 12,257,359
Endeavour Silver Corp.
*
235,200 1,951,915
Hecla Mining Co. 75,000 1,157,250
Santacruz Silver Mining, Ltd.
*
350,000 2,270,404
Silver Crown Royalties, Inc.
*
150,000 2,517,187
Silvercorp Metals, Inc. 250,000 2,525,000
40,639,630
Total Common Stocks 222,140,191
(cost $140,574,233)
Corporate Non-Convertible Bonds 1.32%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 1.32%
Aris Gold Corp. 7.50 08/26/27 1,145,837 3,208,344
Total Corporate Non-Convertible Bonds 3,208,344
(cost $1,631,596)
Warrants 0.15%
Exercise
Price
Exp.
Date Shares
Gold Mining 0.01%
Borealis Mining Co., 144A
#*@∆
$ 0.78 02/25/27 450,000 28,556
Metal - Diversified 0.00%
Silver X Mining Corp., 144A
#*@∆
0.70 09/29/28 500,000 0
Precious Metals 0.00%
Guanajuato Silver Co., Ltd., 144A
#*@∆
0.65 10/09/28 350,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2026
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.14%
Silver Crown Royalties, Inc.
#*
$ 16.00 06/28/27 85,000 $ 344,615
Total Warrants 373,171
(cost $6,135 )
Investments, at value 92.72% 225,721,706
(cost $142,211,964 )
Other assets and liabilities, net 7.28% 17,729,244
Net Assets 100.00% $ 243,450,950

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

Legend
General
The yields reflect the effective yield from the date of purchase.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in
‡ Variable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of June 30, 2026.
◊ Zero coupon bond. Interest rate presented is yield to maturity.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of June 30, 2026.
* Non-income producing security.
@ Security was fair valued at June 30, 2026, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2026, were 0.00% of Global Luxury Goods Fund, 2.88% of Global Resources
Fund, 1.18% of World Precious Minerals Fund and 0.10% of Gold And Precious Metals
Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of
Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2026 amounted to
$2,003,822, 3.69%, of Global Resources Fund, $2,664,919, 3.99%, of World Precious Minerals
Fund and $773,941, 0.32%, of Gold And Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
BAM Build American Mutual Assurance Company
ETF Exchange Traded Fund
GO General Obligation
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of June 30, 2026, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 29,234,555 $ – $ 29,234,555
Investments, at Value $ – $ 29,234,555 $ – $ 29,234,555

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 20,254,094 $ – $ 20,254,094
Investments, at Value $ – $ 20,254,094 $ – $ 20,254,094
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,165,383 $ 4,819,899 $ – $ 5,985,282
Athletic Footwear 574,392 – – 574,392
Automotive - Cars & Light
Trucks 7,313,124 1,382,601 – 8,695,725
Beverages - Wine/Spirits 139,090 345,994 – 485,084
Building - Residential/
Commercial 1,037,925 – – 1,037,925
Casino Hotels 1,124,634 – – 1,124,634
Computers 578,720 – – 578,720
Cosmetics & Toiletries 2,163,980 37,124 – 2,201,104
Cruise Lines 6,190,382 – – 6,190,382
Diversified Banking
Institution 1,105,188 – – 1,105,188
E-Commerce/Products 2,164,830 – – 2,164,830
Energy - Alternate Sources – – 0 0
Finance - Credit Card 1,329,322 – – 1,329,322
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 1,081,525 – – 1,081,525
Hotels & Motels 2,250,322 476,866 – 2,727,188
Photo Equipment & Supplies – 70,386 – 70,386
Precious Metals 445,185 – – 445,185
Private Equity 741,321 – – 741,321
Real Estate Operating/
Development – – 0 0
Recreational Centers 1,290,544 – – 1,290,544
Retail - Apparel/Shoe – 4,527,474 – 4,527,474
Retail - Jewelry – 3,088,253 – 3,088,253
Textile - Apparel 3,482,905 – – 3,482,905

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

Global Luxury Goods Fund
Preferred Stock
Automotive - Cars & Light
Trucks $ – $ 61,775 $ – $ 61,775
Corporate Non-Convertible Bond – 666,798 – 666,798
Exchange Traded Fund 71,145 – – 71,145
Investments, at Value 34,249,917 15,477,170 0 49,727,087
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 673,224 $ – $ – $ 673,224
Agricultural Chemicals 1,573,750 – – 1,573,750
Chemicals - Diversified 425,806 – – 425,806
Coal – – 0 0
Commercial Services 193,901 – – 193,901
Diversified Minerals 2,110,603 – 705 2,111,308
Electric - Generation 292,300 – – 292,300
Electric - Integrated 273,620 – – 273,620
Energy - Alternate Sources 408,600 – 0 408,600
Enterprise Software/
Services 5,973,559 – – 5,973,559
Finance - Other Services 252,395 – – 252,395
Gold Mining 8,488,515 417,860 43,964 8,950,339
Investment Companies – 57,900 – 57,900
Machinery - Construction
& Mining 1,064,900 – – 1,064,900
Metal - Copper 2,624,678 – – 2,624,678
Metal - Diversified 3,623,872 2,617,209 564,075 6,805,156
Metal - Iron – – 0 0
Mining Services 1,240,755 – – 1,240,755
Natural Resource
Technology – – 202,832 202,832
Non-Ferrous Metals 1,347,229 – 0 1,347,229
Oil Companies - Exploration
& Production 3,857,759 – – 3,857,759
Oil Companies - Field
Services 1,442,675 – – 1,442,675
Oil Companies - Integrated 4,527,210 – – 4,527,210
Oil Refining & Marketing 390,660 – – 390,660
Pipelines 1,481,862 – – 1,481,862
Precious Metals 1,736,336 – – 1,736,336
Real Estate Operating/
Development 614,137 – 0 614,137

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

Global Resources Fund
Common Stocks (continued)
Recycling $ 8,461 $ – $ – $ 8,461
Retail - Jewelry 97,832 – – 97,832
Silver Mining 1,589,528 – – 1,589,528
Corporate Convertible Bond – – 530,580 530,580
Corporate Non-Convertible Bond – 816,864 – 816,864
Warrants
Advanced Materials/
Production – 0 – 0
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 93,425 – 93,425
Metal - Copper – 3,525 – 3,525
Metal - Diversified – 0 – 0
Mining Services – 0 – 0
Oil Companies - Exploration
& Production – 44,421 – 44,421
Real Estate Operating/
Development – 19,390 – 19,390
Silver Mining – 103,120 – 103,120
Investments, at Value 46,314,167 4,173,714 1,342,156 51,830,037
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,498,738 $ – $ – $ 1,498,738
Coal – – 0 0
Commercial Services 193,901 – – 193,901
Diversified Minerals 2,905,594 – 0 2,905,594
Gold Mining 32,576,175 3,897,831 22,475 36,496,481
Metal - Copper 395,251 – – 395,251
Metal - Diversified 3,188,481 187,164 564,075 3,939,720
Mining Services – – 740 740
Non-Ferrous Metals 437,016 – – 437,016
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment – – 107 107
Platinum 6,704 – – 6,704
Precious Metals 10,787,953 – – 10,787,953
Real Estate Operating/
Development 897,028 – – 897,028
Retail - Jewelry 275,886 – – 275,886

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

World Precious Minerals Fund
Common Stocks (continued)
Silver Mining $ 5,767,125 $ – $ – $ 5,767,125
Corporate Non-Convertible Bond – 825,205 – 825,205
Warrants
Advanced Materials/
Production – 0 – 0
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 0 – 0
Gold Mining – 83,642 – 83,642
Metal - Diversified – 64,993 – 64,993
Non-Ferrous Metals – 0 – 0
Precious Metals – 27,146 – 27,146
Real Estate Operating/
Development – 11,916 – 11,916
Silver Mining – 6,610 – 6,610
Call Option – 5,769 – 5,769
Investments, at Value 58,929,852 5,110,276 587,397 64,627,525
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Commercial Services $ 1,706,328 $ – $ – $ 1,706,328
Diversified Minerals 788,719 2,697,231 – 3,485,950
Enterprise Software/
Services 597,356 – – 597,356
Gold Mining 94,323,226 17,592,722 219,821 112,135,769
Investment Companies 3,068,923 – – 3,068,923
Metal - Copper 491,126 – – 491,126
Metal - Diversified 8,250,359 – – 8,250,359
Mining Services 4,917,794 – – 4,917,794
Platinum 4,954,750 – – 4,954,750
Precious Metals 38,518,635 – – 38,518,635
Real Estate Operating/
Development – 2,494,482 – 2,494,482
Retail - Jewelry 879,089 – – 879,089
Silver Mining 38,122,443 2,517,187 – 40,639,630
Corporate Non-Convertible
Bonds – 3,208,344 0 3,208,344

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2026 through June 30, 2026:
Gold And Precious Metals Fund
Warrants
Gold Mining $ – $ 28,556 $ – $ 28,556
Metal - Diversified – 0 – 0
Precious Metals – 0 – 0
Silver Mining – 344,615 – 344,615
Investments, at Value $ 196,618,748 $ 28,883,137 $ 219,821 $ 225,721,706
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/25 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 06/30/26 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/26
(1)
$ — $ —
Common
Stocks
Subscription
Receipts
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/25 $ 707,460 $ 45,572 $ 539,180 $ 1,292,212
Transfers (29,143) (45,572) - (74,715)
Net change in unrealized appreciation (depreciation) 133,259 - (8,600) 124,659
Ending Balance 06/30/26 $ 811,576 $ - $ 530,580 $ 1,342,156
Net change in unrealized appreciation (depreciation)
from Investments held as of 06/30/26
(1)
$ 133,259 $ - $ (8,600) $ 124,659
Common
Stocks
Subscription
Receipts Units Total
World Precious Minerals Fund
Beginning Balance 12/31/25 $ 620,616 $ 218,571 $ 145,714 $ 984,901
Corporate Action — (214,157) — (214,157)
Net change in unrealized appreciation (depreciation) (33,219) (4,414) 74,275 36,642
Transfers — — (219,989) (219,989)
Ending Balance 06/30/26 $ 587,397 $ — $ — $ 587,397
Net change in unrealized appreciation (depreciation)
from Investments held as of 06/30/26
(1)
$ (33,219) $ — $ — $ (33,219)

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

Significant unobservable inputs developed by the Adviser for Level 3 investments held at year end are as follows:
The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/25 $ 274,014 $ 0 $ 274,014
Net change in unrealized appreciation (depreciation) (54,193) — (54,193)
Ending Balance 06/30/26 $ 219,821 $ 0 $ 219,821
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/26
(1)
$ (54,193) $ — $ (54,193)
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2026.
Fair Value at
06/30/26
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 811,576 Market Transaction
(1)
Discount
Corporate Convertible Bond 530,580 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(94% discount)
Common Stocks 587,397 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(24% discount)
Common Stocks 219,821 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the Fund participated, as adjusted for any discount or premium as discussed below.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2026.
At June 30, 2026, the value of investments in affiliated companies was $0, representing 0% of net assets, and the total cost was $2,400,000.
At June 30, 2026, the value of investments in affiliated companies was $3,419,620, representing
5.12% of net assets, and the total cost was $4,345,484.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2025 Additions Reductions June 30 , 202 6
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 202 5
Purchases
Cost
Sales
Proceeds
June 30 ,
202 6 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals
Fund
December 31,
2025 Additions Corporate Action Reductions June 30 , 202 6
Mammoth Resources Corp. 5,500,000 — — — 5,500,000
TriStar Gold, Inc. 30,225,000 — — — 30,225,000
Values of Affiliated Companies
World
Precious
Minerals
Fund
December
31, 202 5
Purchases
Cost
Corporate
Action
Sales
Proceeds June 30 , 202 6 Income
Realized
Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Mammoth
Resources
Corp. $ 210,375 $ — $ — $ — $ 116,341 $ — $ — $ (94,034)
TriStar Gold,
Inc. 4,514,316 — — — 3,303,279 — — (1,211,037)
$ 4,724,691 $ — $ — $ — $ 3,419,620 $ — $ — $ (1,305,071)

Notes to Portfolios of Investments (
unaudited
)
June 30, 2026

As of June 30, 2026, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
As of June 30, 2026, the total cost of restricted securities was $7,473,544, and the total value was
$202,832, representing 0.37% of net assets.
As of June 30, 2026, the total cost of restricted securities was $1,362,590, and the total value was $0, representing 0.00% of net assets.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Investments, at identified cost $ 29,256,910
Assets
Investments, at value:
Securities of unaffiliated issuers $ 29,234,555
Securities of affiliated issuers –
Cash 1,827,483
Deposits with brokers –
Foreign currencies (Cost $0, $3,609, $15,693, $16,149, $18,005 and $0) –
Receivables:
Dividends and interest 55,343
Capital shares sold 3,584
Investments sold –
From adviser 7,035
Prepaid expenses 17,965
Total Assets 31,145,965
Liabilities
Due to custodian –
Payables:
Capital shares redeemed 100,003
Distributions payable 16,806
Investments purchased –
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 9,021
Trustees 182
Other expenses 25,084
Total Liabilities 151,096
Net Assets $ 30,994,869
Net Assets Consist of:
Paid-in capital $ 31,819,591
Distributable earnings (824,722)
Net assets applicable to capital shares outstanding $ 30,994,869
By share class
Net Assets
Investor Class $ 30,994,869
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 15,938,777
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.94

June 30, 2026

Near-Term Tax
Free Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and
Precious Metals
Fund
$ 20,292,190 $ 46,257,585 $ 73,235,984 $ 54,157,386 $ 142,211,964
$ 20,254,094 $ 49,727,087 $ 51,830,037 $ 61,207,905 $ 225,721,706
– – – 3,419,620 –
82,797 1,389,695 2,350,254 1,515,455 17,711,214
– – – – –
– 3,613 16,656 16,173 18,023
226,318 314,841 63,338 6,036 289,280
101,583 9,683 12,182 425,661 147,500
– – 75,964 278,034 440,689
9,084 – – – –
18,669 18,259 19,475 21,775 37,204
20,692,545 51,463,178 54,367,906 66,890,659 244,365,616
– – – – –
6,567 9,831 38,565 14,427 569,211
11,213 – – – –
– – – 14,466 –
– 35,554 42,056 56,574 190,114
6,486 11,465 18,213 17,360 48,953
– 83 400 62 1,802
24,856 14,097 24,324 39,542 104,586
49,122 71,030 123,558 142,431 914,666
$ 20,643,423 $ 51,392,148 $ 54,244,348 $ 66,748,228 $ 243,450,950
$ 23,457,411 $ 45,137,210 $ 342,418,844 $ 457,881,312 $ 160,236,246
(2,813,967) 6,254,938 (288,174,496) (391,133,084) 83,214,704
$ 20,643,444 $ 51,392,148 $ 54,244,348 $ 66,748,228 $ 243,450,950
$ 20,643,444 $ 51,392,148 $ 54,244,348 $ 66,748,228 $ 243,450,950
9,823,803 2,460,621 12,304,766 36,401,757 9,354,556
$ 2.10 $ 20.89 $ 4.41 $ 1.83 $ 26.02

Statements of Operations (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ –
Foreign tax withheld on dividends –
Net dividends –
Interest and other 556,441
Total income
556,441
Expenses:
Management fee 74,605
Administrative services fee 33,068
Distribution plan fee –
Transfer agent fees and expenses 14,953
Professional fees 12,899
Custodian fees 1,504
Shareholder reporting expenses 11,319
Registration fees 11,937
Trustee fees and expenses 4,825
Chief compliance officer fees 1,154
Miscellaneous expenses 21,880
Total expenses before reductions 188,144
Expenses offset - Note 1 H
(1,490)
Expenses reimbursed - Note 3
(119,509)
Net expenses 67,145
Net Investment  Income (Loss) 489,296
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
2,091
Foreign currency transactions
–
Forward currency contract transactions
–
Net realized gain (loss)
2,091
Net change in unrealized depreciation of:
Investments in unaffiliated issuers
(47,469)
Investments in affiliated issuers
–
Other assets and liabilities denominated in foreign currencies
–
Net change in unrealized depreciation (47,469)
Net Realized and Unrealized Gain (Loss) on Investments (45,378)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 443,918

For the six months ended June 30, 2026

Near-Term Tax Free
Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and Precious
Metals Fund
$ 4,012 $ 642,723 $ 238,051 $ 300 $ 1,651,707
– (95,344) (17,857) (2) (241,932)
4,012 547,379 220,194 298 1,409,775
325,220 172,593 202,895 175,164 810,279
329,232 719,972 423,089 175,462 2,220,054
55,228 257,642 317,370 388,731 1,343,363
28,327 55,311 68,527 74,209 216,058
– 64,410 83,518 97,182 373,156
13,222 16,910 28,477 31,940 42,023
11,581 14,790 17,187 17,597 43,426
1,336 6,043 8,687 14,953 23,591
10,654 12,723 12,716 12,763 22,692
11,570 11,035 12,832 11,816 17,776
4,337 5,567 6,524 6,647 16,964
856 1,986 2,575 3,016 11,529
27,381 45,951 73,868 57,173 194,687
164,492 492,368 632,281 716,027 2,305,265
(1,325) (6,018) (8,654) (14,933) (23,444)
(113,462) (35,475) (39,000) (20,816) –
49,705 450,875 584,627 680,278 2,281,821
279,527 269,097 (161,538) (504,816) (61,767)
14,572 3,944,532 (613,998) 9,587,597 24,372,532
– (10,689) (9,731) (17,604) (34,607)
– (29,042) – – (559)
14,572 3,904,801 (623,729) 9,569,993 24,337,366
(114,074) (6,487,967) (2,070,459) (10,079,975) (52,259,961)
– – – (1,305,071) –
– (4,909) (454) (16) (938)
(114,074) (6,492,876) (2,070,913) (11,385,062) (52,260,899)
(99,502) (2,588,075) (2,694,642) (1,815,069) (27,923,533)
$ 180,025 $ (2,318,978) $ (2,856,180) $ (2,319,885) $ (27,985,300)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
For the Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income $ 489,296 $ 1,097,310
Net realized gain (loss) 2,091 2,337
Net change in unrealized appreciation (depreciation) (47,469) (22,301)
Net increase (decrease) in net assets from operations 443,918 1,077,346
Distributions to shareholders
Investor Class (489,297) (1,097,324)
Total distributions paid (489,297) (1,097,324)
From capital share transactions:
Proceeds from shares sold
Investor Class 6,898,006 9,747,522
Distributions reinvested
Investor Class 395,444 870,626
7,293,450 10,618,148
Cost of shares redeemed
Investor Class (4,256,609) (12,515,773)
Net increase (decrease) in net assets from capital
share transactions 3,036,841 (1,897,625)
Net Increase (Decrease) in Net Assets 2,991,462 (1,917,603)
Net Assets
Beginning of period 28,003,407 29,921,010
End of period $ 30,994,869 $ 28,003,407
Capital Share Activity
Investor Class
Shares sold 3,537,448 4,998,728
Shares reinvested 202,988 446,475
Shares redeemed (2,183,141) (6,418,345)
Net capital share activity 1,557,295 (973,142)

Near-Term Tax Free Fund Global Luxury Goods Fund
For the Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
For the Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
(Unaudited) (Unaudited)
$ 279,527 $ 581,296 $ 269,097 $ 297,761
14,572 (2,875) 3,904,801 1,507,788
(114,074) 225,959 (6,492,876) 6,527,097
180,025 804,380 (2,318,978) 8,332,646
(279,527) (581,299) – (3,966,066)
(279,527) (581,299) – (3,966,066)
3,375,243 6,906,803 3,399,971 3,738,366
216,034 450,139 – 3,801,571
3,591,277 7,356,942 3,399,971 7,539,937
(5,599,390) (8,287,230) (3,679,740) (7,525,552)
(2,008,113) (930,288) (279,769) 14,385
(2,107,615) (707,207) (2,598,747) 4,380,965
22,751,059 23,458,266 53,990,895 49,609,930
$ 20,643,444 $ 22,751,059 $ 51,392,148 $ 53,990,895
1,595,156 3,277,620 159,553 175,167
102,494 213,857 – 173,826
(2,649,356) (3,925,606) (174,477) (357,510)
(951,706) (434,129) (14,924) (8,517)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
For the Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ (161,538) $ 411,534
Net realized gain (loss) (623,729) 2,638,597
Net change in unrealized appreciation (depreciation) (2,070,913) 24,708,914
Net increase (decrease) in net assets from operations (2,856,180) 27,759,045
Distributions to shareholders
Investor Class (19,491,214) (513,252)
Total distributions paid (19,491,214) (513,252)
From capital share transactions:
Proceeds from shares sold
Investor Class 6,973,911 8,345,184
Distributions reinvested
Investor Class 18,913,361 498,534
25,887,272 8,843,718
Cost of shares redeemed
Investor Class (12,494,972) (9,427,482)
Net increase (decrease) in net assets from capital
share transactions 13,392,300 (583,764)
Net Increase (Decrease) in Net Assets (8,955,094) 26,662,029
Net Assets
Beginning of period 63,199,442 36,537,413
End of period $ 54,244,348 $ 63,199,442
Capital Share Activity
Investor Class
Shares sold 1,043,129 1,529,282
Shares reinvested 3,708,502 81,460
Shares redeemed (2,113,817) (1,931,964)
Net capital share activity 2,637,814 (321,222)

World Precious Minerals Fund Gold and Precious Metals Fund
For the Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
For the Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
(Unaudited) (Unaudited)
$ (504,816) $ (476,219) $ (61,767) $ 1,225,851
9,569,993 1,220,236 24,337,366 51,655,103
(11,385,062) 46,308,618 (52,260,899) 117,407,546
(2,319,885) 47,052,635 (27,985,300) 170,288,500
(30,741,236) (4,343,911) (7,490,341) (7,859,715)
(30,741,236) (4,343,911) (7,490,341) (7,859,715)
13,685,648 14,831,948 66,937,231 74,277,070
28,959,737 4,100,226 6,897,454 7,214,474
42,645,385 18,932,174 73,834,685 81,491,544
(18,609,289) (22,983,440) (70,810,337) (71,658,503)
24,036,096 (4,051,266) 3,024,348 9,833,041
(9,025,025) 38,657,458 (32,451,293) 172,261,826
75,773,253 37,115,795 275,902,243 103,640,417
$ 66,748,228 $ 75,773,253 $ 243,450,950 $ 275,902,243
5,465,479 6,246,561 2,022,809 3,697,787
15,005,045 1,331,242 231,847 248,696
(7,103,878) (9,533,545) (2,237,820) (3,715,034)
13,366,646 (1,955,742) 16,836 231,449

Notes to Financial Statements
June 30, 2026

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the six separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals and Gold and Precious Metals. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each
Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and its role, the Adviser is deemed to be the Chief Operating
Decision Maker.
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Adviser determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.

Notes to Financial Statements
June 30, 2026

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of June 30, 2026, The U.S. Government Securities Ultra-Short Bond Fund, Near-Term
Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, World Precious
Minerals Fund and Gold and Precious Metals Fund held $1,827,483, $82,797, $1,389,695,
$2,350,254, $1,515,455 and $17,711,214, respectively, as cash reserves at Brown Brothers
Harriman & Co. (BBH).
C. Fair Valued Securities
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board has designated the Adviser as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, the Adviser considers a number of factors including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Adviser regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Adviser reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of
Trustees. The Adviser uses a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”)
than a NAV determined by using market quotes.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend

Notes to Financial Statements
June 30, 2026

date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2025 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2022, 2023, 2024 and 2025
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay income dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of Fund shares during the year as distributions for federal income tax purposes.

Notes to Financial Statements
June 30, 2026

H. Expenses
Fund speciﬁc expenses are allocated to that Fund. Expenses that are not fund speciﬁc are allocated among Funds. Expense offset arrangements have been made with the Funds’
custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond
Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Global Luxury Goods Fund, Gold and Precious Metals Fund, Global Resources Fund
and World Precious Minerals Fund (the “Equity Funds”) may purchase or write (sell)
options on securities to manage their exposure to stock or commodity markets as well as
ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the

Notes to Financial Statements
June 30, 2026

underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of June 30, 2026, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
As of June 30, 2026, there were no open forward foreign currency contracts.

Notes to Financial Statements
June 30, 2026

C. Summary of Derivative Instruments
The following is a summary of the effect of derivative instruments on the Statements of
Operations as of June 30, 2026:
The total value of transactions in forward currency contracts during the period ended June
30, 2026, were approximately as follows:
Note 3: Investment Advisory and Other Agreements
U.S. Global Investors, Inc. (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement with the Trust in effect through October 1, 2026, the Adviser furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:
Location
Global Luxury
Goods Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options $ – $ –
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk (29,042) –
(29,042) –
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk – 5,769
– 5,769
Total $ (29,042) $ 5,769
Location
Gold and
Precious
Metals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options $ –
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk (559)
(559)
Total $ (559)
Fund
Forward Currency
Contracts
Global Luxury Goods Fund $ 6,119,620
Gold and Precious Metals Fund 858,887

Notes to Financial Statements
June 30, 2026

Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and a Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals and Gold and Precious Metals Funds
compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each
Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has contractually limited the total operating expenses of the Global Luxury
Goods Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, and Global
Resources Fund at 1.75% on an annualized basis through April 30, 2027. The Adviser has also contractually limited the total operating expenses of the Near-Term Tax Free Fund at
0.45% on an annual basis through April 30, 2027. Amounts waived or reimbursed by the
Adviser pursuant to this contractual waiver arrangement are not eligible for recoupment by the Adviser.
The Adviser has voluntarily agreed to reimburse the U.S. Government Securities Ultra-
Short Bond Fund so that total operating expenses will not exceed 0.45% of average net assets through April 30, 2027. The expense limitation will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations. Amounts waived or reimbursed by the Adviser pursuant to this voluntary waiver arrangement are not eligible for recoupment by the Adviser.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
June 30, 2026

Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (d/b/a ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the period ended
June 30, 2026, are summarized as follows:
Note 5: Tax Information
The following table presents the income tax basis of securities owned at June 30, 2026, and the tax basis components of net unrealized appreciation (depreciation):
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 6,477,734 $ 355,344
Near-Term Tax Free 6,229,360 6,708,597
Global Luxury Goods 22,802,998 22,479,038
Global Resources 15,518,549 22,050,594
World Precious Minerals 14,376,373 24,395,580
Gold and Precious Metals 58,098,675 75,528,286
Fund Aggregate Tax Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 29,256,910 $ 2,172 $ (24,528) $ (22,356)
Near-Term Tax Free 20,292,190 51,484 (89,580) (38,096)
Global Luxury Goods 46,257,585 6,696,582 (3,227,080) 3,469,502
Global Resources 73,235,984 23,000,463 (44,406,409) (21,405,946)
World Precious Minerals 54,157,386 29,186,257 (18,716,118) 10,470,139
Gold and Precious Metals 142,211,964 98,608,052 (15,098,309) 83,509,743
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ – $ (804,457)
Near-Term Tax Free – – – (2,789,420)
Global Luxury Goods – – – (1,233,837)
Global Resources – 19,484,222 – (243,755,629)
World Precious Minerals – 30,741,216 – (366,231,754)
Gold and Precious Metals – 7,490,335 – (8,800,491)
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
June 30, 2026

The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals and Gold and
Precious Metals Funds are attributable primarily to the tax deferral of losses on wash sales, and investment in passive foreign investment companies (PFIC).
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) and due to over distributions necessary to meet excise tax reporting requirements under income tax regulations. For the year ended December 31, 2025, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
The tax character of distributions paid during the ﬁscal year ended December 31, 2025, were as follows:
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ 25,114 $ – $ (779,343)
Near-Term Tax Free 74,955 – (2,714,465)
Global Luxury Goods 9,796,356 11,397 8,573,916
Global Resources (41,571,196) 15,501 (265,827,102)
World Precious Minerals (22,581,442) 17 (358,071,963)
Gold and Precious Metals 120,001,660 (1,159) 118,690,345
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 14 $ (14)
Near-Term Tax Free 3 (3)
Global Luxury Goods 84,278 (84,278)
Global Resources 12 (12)
World Precious Minerals – –
Gold and Precious Metals – –
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,097,324 $ – $ – $ 1,097,324
Near-Term Tax Free 503,256 78,043 – – 581,299
Global Luxury Goods – 2,091,395 1,790,393 84,278 3,966,066
Global Resources – 513,252 – – 513,252
World Precious Minerals – 4,343,911 – – 4,343,911
Gold and Precious Metals – 7,859,715 – – 7,859,715

Notes to Financial Statements
June 30, 2026

The tax character of distributions paid during the ﬁscal year ended December 31, 2024, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2025, are as follows:
For tax purposes, the Funds have current year deferred post October losses as follows:
These losses were recognized for tax purposes on the first day of the current tax year.
The Global Luxury Goods Fund has a Section 382 loss limitation. The remaining loss limit at December 31, 2025 is $1,080,871 and the yearly amount of loss that can be drawn down or utilized from this amount is $117,889.
During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,272,327 $ – $ – $ 1,272,327
Near-Term Tax Free 516,001 95,264 – – 611,265
Global Luxury Goods – 2,721,384 1,816,828 – 4,538,212
Global Resources – 1,528,790 – – 1,528,790
World Precious Minerals – – – – –
Gold and Precious Metals – 1,523,716 – – 1,523,716
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ 418,828 $ 385,629 $ 804,457
Near-Term Tax Free 1,043,573 1,745,847 2,789,420
Global Luxury Goods 1,080,871 – 1,080,871
Global Resources 168,412,763 75,342,866 243,755,629
World Precious Minerals 87,664,895 278,566,859 366,231,754
Gold and Precious Metals 8,800,491 – 8,800,491
Fund
Post
October 31, 2025
Capital Loss
Deferral
Post October 31,
2025 Ordinary Loss
Deferral
Global Luxury Goods $ 152,966 $ –
Fund
U.S. Government Securities Ultra-Short Bond $ 2,337
Global Luxury Goods 117,889
Global Resources 633,131
Gold and Precious Metals 51,503,456

Notes to Financial Statements
June 30, 2026

Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH, which will remain in effect through at least April 17, 2027. The continuance of the credit facility with BBH is subject to annual renewal by the Board. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’ custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets.
The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the period ended
June 30, 2026.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s Statement of Assets and Liabilities.
Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had not such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2026
(unaudited)
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net Assets:
Expense offset
(0.01)%
(0.01)%
(0.01)%
–
–
–
Six
Months
Ended
June 30,
2026
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of
period
$ 1.95  $ 1.95  $ 1.95  $ 1.94  $ 1.99  $ 2.00
Investment Activities
Net investment income (loss) * 0.03  0.08  0.08  0.07  0.02  (0.01)
Net realized and unrealized gain
(loss)
(0.01) (0.00)
(a)
(0.00)
(a)
0.01  (0.05) (0.00)
(a)
Total from investment activities
0.02  0.08  0.08  0.08  (0.03) (0.01)
Distributions
From net investment income (0.03) (0.08) (0.08) (0.07) (0.02) –
From net realized gains
–  –  –  –  (0.00)
(a)
(0.00)
(a)
Net asset value, end of period
$ 1.94  $ 1.95  $ 1.95  $ 1.95  $ 1.94  $ 1.99
Total Return
(b)
1.10% 3.92% 4.31% 4.17% (1.66)% (0.44)%
Ratios to Average Net Assets:
Net investment income (loss) 3.28% 3.85% 4.20% 3.56% 0.82% (0.32)%
Total expenses 1.26% 1.35% 1.30% 1.17% 1.13% 1.06%
Expenses waived or reimbursed
(c)
(0.81)% (0.90)% (0.85)% (0.72)% (0.68)% (0.61)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 8% 25% 38% 143% 46% 78%
Net assets, end of period (in
thousands) $30,995  $28,003  $29,921  $31,328  $34,117  $38,004
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2026
(unaudited)
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.01)%
(0.02)%
(0.01)%
(0.02)%
–
(d)
Six
Months
Ended
June 30,
2026
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of
period
$ 2.11  $ 2.09  $ 2.10  $ 2.09  $ 2.23  $ 2.26
Investment Activities
Net investment income * 0.03  0.05  0.05  0.05  0.02  0.02
Net realized and unrealized
gain (loss)
(0.01) 0.02  (0.01) 0.01  (0.14) (0.03)
Total from investment activities
0.02  0.07  0.04  0.06  (0.12) (0.01)
Distributions
From net investment income (0.03) (0.05) (0.05) (0.05) (0.02) (0.02)
Net asset value, end of period
$ 2.10  $ 2.11  $ 2.09  $ 2.10  $ 2.09  $ 2.23
Total Return
(a)
0.80% 3.47% 1.99% 3.04% (5.23)% (0.46)%
Ratios to Average Net Assets:
Net investment income 2.53% 2.46% 2.44% 2.42% 1.08% 0.86%
Total expenses 1.49% 1.54% 1.42% 1.29% 1.20% 1.13%
Expenses waived or reimbursed
(b)
(1.04)% (1.09)% (0.97)% (0.84)% (0.75)% (0.68)%
Net expenses
(c)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 30% 62% 53% 14% 57% 20%
Net assets, end of period (in
thousands) $20,643  $22,751  $23,458  $25,394  $30,878  $35,389
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2026
(unaudited)
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net
Assets:
Expense offset
(0.02)%
(0.03)%
(0.02)%
(0.04)%
(0.06)%
–
(e)
Six
Months
Ended
June 30,
2026
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of
period
$ 21.81  $ 19.97  $ 19.22  $ 15.95  $ 22.30  $ 20.59
Investment Activities
Net investment income (loss) * 0.11  0.12  0.14  0.12  0.36  (0.14)
Net realized and unrealized
gain (loss)
(1.03) 3.44  2.60  3.67  (5.69) 5.28
Total from investment activities
(0.92) 3.56  2.74  3.79  (5.33) 5.14
Distributions
From net investment income –  (0.00)
(a)
(0.13) (0.01) (0.57) (0.21)
From net realized gains
–  (1.72) (1.86) (0.51) (0.45) (3.22)
Net asset value, end of period
$ 20.89  $ 21.81  $ 19.97  $ 19.22  $ 15.95  $ 22.30
Total Return
(b)
(4.22)% 17.80% 14.22% 23.75% (23.88)% 25.02%
Ratios to Average Net Assets:
Net investment income (loss) 1.04% 0.59% 0.68% 0.64% 2.03% (0.60)%
Total expenses 1.91% 1.91% 1.71% 2.05% 1.75% 1.99%
Expenses waived or reimbursed
(c)
(0.16)% (0.20)% (0.20)% (0.18)% (0.20)% (0.06)%
Net expenses
(d)
1.75% 1.71% 1.51% 1.87% 1.55% 1.93%
Portfolio turnover rate 45% 122% 195% 195% 248% 177%
Net assets, end of period (in
thousands) $51,392  $53,991  $49,610  $47,245  $40,321  $57,667
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2026
(unaudited)
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net
Assets:
Expense offset
(0.03)%
(0.03)%
(0.03)%
(0.04)%
(0.03)%
–
(d)
Six
Months
Ended
June 30,
2026
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of
period
$ 6.54  $ 3.66  $ 3.97  $ 4.30  $ 5.67  $ 5.97
Investment Activities
Net investment income (loss) * (0.01) 0.04  0.01  0.01  0.01  (0.01)
Net realized and unrealized
gain (loss)
(0.08) 2.89  (0.16) (0.34) (0.71) 0.78
Total from investment activities
(0.09) 2.93  (0.15) (0.33) (0.70) 0.77
Distributions
From net investment income (2.04) (0.05) (0.16) –  (0.67) (1.07)
Net asset value, end of period
$ 4.41  $ 6.54  $ 3.66  $ 3.97  $ 4.30  $ 5.67
Total Return
(a)
(5.66)% 80.27% (3.73)% (7.67)% (12.10)% 13.43%
Ratios to Average Net Assets:
Net investment income (loss) (0.48)% 0.94% 0.22% 0.35% 0.25% (0.22)%
Total expenses 1.89% 2.10% 2.04% 1.69% 1.60% 1.90%
Expenses waived or
reimbursed
(b)
(0.14)% (0.35)% (0.47)% (0.22)% (0.06)% –
Net expenses
(c)
1.75% 1.75% 1.57% 1.47% 1.54% 1.90%
Portfolio turnover rate 24% 60% 85% 84% 46% 135%
Net assets, end of period (in
thousands) $54,244  $63,199  $36,537  $45,339  $55,053  $67,821
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2026
(unaudited)
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net
Assets:
Expense offset
(0.04)%
(0.04)%
(0.03)%
(0.04)%
(0.02)%
–
(d)
Six
Months
Ended
June 30,
2026
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of
period
$ 3.29  $ 1.49  $ 1.45  $ 1.73  $ 2.58  $ 5.26
Investment Activities
Net investment loss * (0.02) (0.02) (0.01) (0.01) (0.03) (0.09)
Net realized and unrealized
gain (loss)
(0.03) 2.02  0.05  (0.27) (0.82) (0.74)
Total from investment activities
(0.05) 2.00  0.04  (0.28) (0.85) (0.83)
Distributions
From net investment income (1.41) (0.20) –  –  –  (1.85)
Net asset value, end of period
$ 1.83  $ 3.29  $ 1.49  $ 1.45  $ 1.73  $ 2.58
Total Return
(a)
(3.74)% – % 2.76% (16.18)% (32.95)% (14.19)%
Ratios to Average Net Assets:
Net investment loss (1.30)% (0.89)% (0.72)% (0.90)% (1.31)% (1.77)%
Total expenses 1.84% 1.98% 1.92% 1.74% 1.62% 1.93%
Expenses waived or
reimbursed
(b)
(0.09)% (0.28)% (0.43)% (0.27)% (0.09)% –
Net expenses
(c)
1.75% 1.70% 1.49% 1.47% 1.53% 1.93%
Portfolio turnover rate 19% 28% 31% 21% 25% 41%
Net assets, end of period (in
thousands) $66,748  $75,773  $37,116  $42,744  $54,500  $89,313
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2026
(unaudited)
Year Ended December 31,
2025
2024
2023
2022
2021
Ratios to Average Net
Assets:
Expense offset
(0.02)%
(0.02)%
(0.01)%
(0.02)%
(0.03)%
–
(d)
Six
Months
Ended
June 30,
2026
Year Ended December 31,
2025 2024 2023 2022 2021
Net asset value, beginning of
period
$ 29.55  $ 11.38  $ 9.90  $ 9.75  $ 11.81  $ 13.53
Investment Activities
Net investment income (loss) * (0.01) 0.14  0.02  0.04  (0.01) (0.01)
Net realized and unrealized
gain (loss)
(2.72) 18.90  1.63  0.11  (2.05) (1.46)
Total from investment activities
(2.73) 19.04  1.65  0.15  (2.06) (1.47)
Distributions
From net investment income (0.80) (0.87) (0.17) –  –  (0.25)
Net asset value, end of period
$ 26.02  $ 29.55  $ 11.38  $ 9.90  $ 9.75  $ 11.81
Total Return
(a)
(9.59)% 167.46% 16.65% 1.54% (17.44)% (10.82)%
Ratios to Average Net Assets:
Net investment income (loss) (0.04)% 0.71% 0.16% 0.38% (0.11)% (0.07)%
Total expenses 1.54% 1.62% 1.71% 1.48% 1.55% 1.82%
Expenses waived or
reimbursed
(b)
(0.01)% (0.02)% (0.02)% (0.02)% (0.03)% –
Net expenses
(c)
1.53% 1.60% 1.69% 1.46% 1.52% 1.82%
Portfolio turnover rate 20% 76% 58% 50% 55% 56%
Net assets, end of period (in
thousands) $243,451  $275,902  $103,640  $97,902  $110,089  $141,228
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Other Information (
unaudited
)
June 30, 2026

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract
(Item 11 of Form N-CSR)
N/A

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.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              U.S. Global Investors Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 26, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 26, 2026